Investment Risks	Apr. 30, 2026
Victory 500 Index Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk — Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being non-diversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.